Trade and other payables: amounts falling due after more than one year	12 Months Ended
Dec. 31, 2018
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Trade and other payables: amounts falling due after more than one year

18. Trade and other payables: amounts falling due after more than one year

The following are included in trade and other payables falling due after more than one year:

	2018 £m	2017 £m
Payments due to vendors (earnout agreements)	266.5	450.0
Liabilities in respect of put option agreements with vendors	205.2	219.5
Fair value of derivatives	14.2	3.3
Other creditors and accruals	355.5	320.0
	841.4	992.8

The Group considers that the carrying amount of trade and other payables approximates their fair value.

The following tables set out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2018 £m	2017 £m
Within one year	148.2	180.7
Between one and two years	140.2	128.3
Between two and three years	38.5	144.1
Between three and four years	50.3	58.3
Between four and five years	20.4	103.1
Over five years	17.1	16.2
	414.7	630.7

	2018 £m	2017 £m
At beginning of year	630.7	976.5
Earnouts paid (note 11)	(120.2)	(199.1)
New acquisitions	48.6	163.7
Revision of estimates taken to goodwill (note 12)	(68.3)	(60.7)
Revaluation of payments due to vendors (note 6)	(82.6)	(208.6)
Exchange adjustments	6.5	(41.1)
At end of year	414.7	630.7

As of 31 December 2018, the potential undiscounted amount of future payments that could be required under the earnout agreements for acquisitions completed in the current year and for all earnout agreements range from £nil to £179 million (2017: £nil to £228 million) and £nil to £1,960 million (2017: £nil to £1,910 million), respectively.